Commitments and Contingencies - Minimum Rental Commitments Under Non Cancelable Operating Leases with Lease Terms in Excess of One Year (Detail) $ in Millions	Dec. 31, 2015 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2016	$ 73
2017	59
2018	43
2019	33
2020	27
2021 and beyond	34
Total minimum rental commitments	$ 269